INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Summary of intangible assets

	December 31,	December 31,
	2025	2024
Copyrights	$741,971	$710,846
Software	73,687	69,273
Less: Accumulated amortization	(815,658)	(538,907)
	$—	$241,212